PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2014	December 31, 2013

Office equipment	$51,322	$24,244
Lab equipment	544,858	474,049
Furniture	18,782	4,061
Leasehold improvements	136,900	37,519
	751,862	539,873
Less: Accumulated depreciation	376,635	241,513

	$375,227	$298,360

Depreciation expense for the years ending December 31, 2014 and 2013 was $136,322 and $111,912.